ENTITIES IN THE GROUP	12 Months Ended
Dec. 31, 2022
ENTITIES IN THE GROUP
ENTITIES IN THE GROUP

NOTE 29 – ENTITIES IN THE GROUP

Entity	Country
TORM plc	United Kingdom
Investments in subsidiaries 6):
Entity	Country	Ownership 5)
TORM A/S	Denmark	100%
DK Vessel HoldCo GP ApS 2)	Denmark	100%
DK Vessel HoldCo K/S 2)	Denmark	100%
OCM Singapore Njord Holdings Alice, Pte. Ltd 2)	Singapore	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd 3)	Singapore	100%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd 2)	Singapore	100%
OMI Holding Ltd. 3)	Mauritius	100%
TORM Crewing Service Ltd. 3)	Bermuda	100%
TORM Shipping India Private Limited 4)	India	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM USA LLC	USA	100%
VesselCo 1 K/S 1)	Denmark	100%
VesselCo 3 K/S 1)	Denmark	100%
VesselCo 5 K/S 1)	Denmark	100%
VesselCo 6 K/S 1)	Denmark	100%
VesselCo 6 Pte. Ltd. 2)	Singapore	100%
VesselCo 7 Pte. Ltd. 1)	Singapore	100%
VesselCo 8 Pte. Ltd. 3)	Singapore	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd.	Singapore	100%
VesselCo 11 Pte. Ltd. 3)	Singapore	100%
VesselCo 12 Pte. Ltd.	Singapore	100%
TORM SHIPPING (PHILS.), INC.	Philippines	25%
VesselCo A ApS 1)	Denmark	100%
VesselCo C ApS 1)	Denmark	100%
VesselCo E ApS 1)	Denmark	100%
VesselCo F ApS 1)	Denmark	100%
Marine Exhaust Technology A/S	Denmark	75%
ME Production A/S	Denmark	75%
Marine Exhaust Technology (Hong Kong) Ltd	China	59%
Suzhou ME Production Technology Co, Ltd.	China	75%

¹⁾    Entities dissolved in the financial year ended 31 December 2020.

²⁾    Entities dissolved in the financial year ended 31 December 2021.

NOTE 29-continued

³⁾    Entities dissolved in the financial year ended 31 December 2022.

⁴⁾    Entities with different reporting periods: TORM Shipping India has a Financial reporting period that runs from 1 April to 31 March as required by the Indian government's laws and legislations.

⁵⁾    For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are 100%.

[6]⁾    All subsidiaries are consolidated in full.

Interest in legal entities included as joint ventures:

	2022
			Profit and
			loss from	Other	Total
			continuing	comprehensive	comprehensive
Entity (USDm)	Country	% Control	operations	income	income
Long Range 2 A/S	Denmark	50%	—	—	—
LR2 Management K/S	Denmark	50%	—	—	—
Marine Exhaust Technology Ltd. 1)	Hong Kong	28%	(0.1)	—	(0.1)

¹⁾    TORM obtained control over the entity on 01 September following the acquisition of Marine Exhaust Technology A/S. The amounts above represents the period until TORM obtains control.

The table below shows the registered addresses for the companies mentioned above:

Denmark	India	Philippines
Tuborg Havnevej 18	2nd Floor	7th Floor
2900 Hellerup	Leela Business Park	Salcedo Towers, 169
Denmark	Andheri-Kurla Road	HV dela Costa Street
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

Singapore	United Kingdom	USA
6 Battery Road #27-02	Office 105	Suite 1625
Singapore 049909	20 St Dunstan’s Hill	2500 City West
Singapore	London, EC3R 8HL	Boulevard
	United Kingdom	77042, Houston , Texas
USA

Denmark	China	Hong Kong
Sandholm 7	208 Longward Road	Room 3, 10/F
9900 Frederikshavn	Zhapu Town Ping Hu	Yue Xiu Building
Denmark	Jiaxing City	160-174 Lockhart Road
	Zhejiang Provice	Wanchai
	China	Hong Kong